Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share Computations
The following table presents the basic and diluted earnings per share computations:

	Year ended December 31,
(in millions, except per share data)	2017	2016	2015
Basic:
Net income (loss)	$119.8	$(68.4)	$16.5
Less: earnings allocated to participating securities	0.2	—	—
Earnings allocated to common shares outstanding	$119.6	$(68.4)	$16.5
Weighted average common shares outstanding	140.2	137.8	119.6
Basic income (loss) per common share	$0.85	$(0.50)	$0.14
Diluted:
Net income (loss)	$119.8	$(68.4)	$16.5
Less: earnings allocated to participating securities	—	—	—
Earnings allocated to common shares outstanding	$119.8	$(68.4)	$16.5
Weighted average common shares outstanding	140.2	137.8	119.6
Effect of dilutive securities:
Stock compensation plans (1)	1.2	—	0.5
Weighted average common shares outstanding – diluted	141.4	137.8	120.1
Diluted income (loss) per common share	$0.85	$(0.50)	$0.14

(1)
Stock options to purchase approximately 0.8 million, 3.3 million, and 2.0 million shares of common stock were outstanding during the years ended December 31, 2017, 2016 and 2015, respectively, but were not included in the calculation of diluted income (loss) per share as the impact of these stock options would have been anti-dilutive.